Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum rental payments, operating leases
As of December 31, 2018, the obligations described above as well as the aggregate maturities of long-term debt are as summarized below (in millions):

	Operating Leases	Capital Leases	Long-term Debt	Total
2019	$152.9	$9.3	$27.1	$189.3
2020	139.3	6.4	27.2	172.9
2021	112.8	2.3	27.0	142.1
2022	96.3	0.4	27.0	123.7
2023	80.4	—	27.0	107.4
Thereafter	210.2	—	2,558.3	2,768.5
Totals	$791.9	$18.4	$2,693.6	$3,503.9

Schedule of future minimum rental payments, capital leases
As of December 31, 2018, the obligations described above as well as the aggregate maturities of long-term debt are as summarized below (in millions):

	Operating Leases	Capital Leases	Long-term Debt	Total
2019	$152.9	$9.3	$27.1	$189.3
2020	139.3	6.4	27.2	172.9
2021	112.8	2.3	27.0	142.1
2022	96.3	0.4	27.0	123.7
2023	80.4	—	27.0	107.4
Thereafter	210.2	—	2,558.3	2,768.5
Totals	$791.9	$18.4	$2,693.6	$3,503.9

Schedule of maturities, long-term debt
As of December 31, 2018, the obligations described above as well as the aggregate maturities of long-term debt are as summarized below (in millions):

	Operating Leases	Capital Leases	Long-term Debt	Total
2019	$152.9	$9.3	$27.1	$189.3
2020	139.3	6.4	27.2	172.9
2021	112.8	2.3	27.0	142.1
2022	96.3	0.4	27.0	123.7
2023	80.4	—	27.0	107.4
Thereafter	210.2	—	2,558.3	2,768.5
Totals	$791.9	$18.4	$2,693.6	$3,503.9